RESEARCH AND DEVELOPMENT, NET - Schedule of Activity for Capitalized Software Development Costs (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Movement in Capitalized Computer Software, Net [Roll Forward]
Capitalized software development costs, net, beginning of year	$ 11,315,000	$ 11,679,000	$ 6,076,000
Software development costs capitalized during the year	6,033,000	5,132,000	7,638,000
Amortization of capitalized software development costs	(3,291,000)	(3,072,000)	(2,023,000)
Write-offs of capitalized software development costs	(142,000)	(2,244,000)	0
Foreign currency translation and other	5,000	(180,000)	(12,000)
Capitalized software development costs, net, end of year	$ 13,920,000	$ 11,315,000	$ 11,679,000